CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net income (loss)	$ (20,177)	$ (289,235)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	68,456	75,518
Gain on disposal of property and equipment	(3,127)	(30)
Bad debt expense	1,098	1,679
Amortization of debt issuance costs	928	2,244
Equity-based compensation	1,781	317
Impairment of goodwill and other intangible assets		138,666
Impairment of property and equipment		60,026
Other operating items	(560)	(806)
Changes in operating assets and liabilities
Accounts receivable	(65,815)	15,339
Prepaid expenses and other assets	(6,493)	679
Accounts payable and accrued liabilities	19,660	3,681
Net cash (used in) provided by operating activities	(4,249)	8,078
Cash flows from investing activities
Acquisitions, net of cash received	(62,199)
Purchase of property and equipment	(66,013)	(28,630)
Proceeds received from sale of property and equipment	6,677	8,258
Net cash used in investing activities	(121,535)	(20,372)
Cash flows from financing activities
Proceeds from revolving line of credit	34,000	18,500
Payments on long-term debt	(34,000)	(36,334)
Payment of debt issuance costs		(2,775)
Proceeds from initial public offering	140,070
Payments incurred for initial public offering	(11,566)
Purchase of noncontrolling interests		(318)
Proceeds from (distributions to) noncontrolling interests	(368)	138
Member contributions		23,519
Net cash provided by financing activities	128,136	2,730
Net decrease in cash and cash equivalents	2,352	(9,564)
Cash and cash equivalents, beginning of period	40,041	16,305
Cash and cash equivalents, end of period	42,393	6,741
Supplemental cash flow disclosure:
Cash paid for interest	1,139	9,592
Cash paid for taxes	37	619
Supplemental disclosure of noncash investing activities:
Capital expenditures included in accounts payable and accrued liabilities	$ 7,733	$ 2,479